SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Summary Of Significant Accounting Policies [Line Items]
Length of fiscal period	364 days	371 days	364 days
Stock-based compensation expense capitalized	$ 0	$ 0	$ 0
Currency Swap
Summary Of Significant Accounting Policies [Line Items]
Maximum length of time for which exposure is hedged to the variability in future cash flows	10 years	10 years	10 years
Foreign Exchange And Commodity Transactions
Summary Of Significant Accounting Policies [Line Items]
Maximum length of time for which exposure is hedged to the variability in future cash flows	36 months	36 months	36 months
Minimum
Summary Of Significant Accounting Policies [Line Items]
Software estimated useful lives	5 years
Minimum | Buildings and improvements
Summary Of Significant Accounting Policies [Line Items]
Property and equipment estimated useful lives	10 years
Minimum | Machinery and equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment estimated useful lives	3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Software estimated useful lives	10 years
Maximum | Argentina
Summary Of Significant Accounting Policies [Line Items]
Cumulative inflation rate				100.00%
Maximum | Buildings and improvements
Summary Of Significant Accounting Policies [Line Items]
Property and equipment estimated useful lives	45 years
Maximum | Machinery and equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment estimated useful lives	15 years